SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.     SUBSEQUENT EVENTS

(a)    Gold doré advance

On January 6, 2020, the Company entered into a $11,250 gold doré prepayment agreement with Samsung.

In consideration of delivery and sale of approximately 3,000 ounces of gold contained in doré per month over a two-year period commencing January 2020 from Tucano, Samsung has agreed to advance $11,250 (the "Advance") to Great Panther.  Gold deliveries will be sold at a 0.65% discount to the benchmark price of gold at the time of delivery.  The Advance will be repaid in equal instalments of $804 commencing December 2020 until January 2022 such that all amounts outstanding to Samsung will be repaid in full.  The Advance bears interest at an annual rate of 3-month USD LIBOR plus 5% and is secured by a pledge of all equity interests in Great Panther's Brazilian subsidiary that owns Tucano. Great Panther has a full option for early re-payment of the Advance, subject to a 3% penalty applied to the outstanding balance.  The Agreement also provides Samsung a right of offer for concentrates produced from Coricancha in certain circumstances.  The transaction was completed on Feb 4, 2020 upon the funding of the Advance.

(b)    Gold put option arrangements

Subsequent to December 31, 2019, to manage the Company’s exposure to decreases in the gold price, the Company purchased put options for gold totaling 45,000 ounces at $1,500 per gold ounce that mature from March 2020 to June 2020 at an average cost of $9.33 per gold ounce.

(c)    MACA loan repayment

In accordance with the amended loan agreement with MACA (note 12(a)), 10% of the net cash proceeds from any third-party debt or equity financing is required to be paid to MACA and applied against the outstanding balance of the Loan.  Subsequent to December 31, 2019, the Company made a $1,000 repayment which represented 10% of the net cash proceeds from the IXM Promissory Note (note 12(f)).

(d)    Bradesco

Subsequent to December 31, 2019, the Company received a loan from Banco Bradesco (“Bradesco”) in the amount of $10,000, with net loan proceeds of $2,500 as $7,500 is required to be retained as cash collateral.  The loan matures on February 24, 2023, and is required to be repaid in nine quarterly repayments of $1,111 commencing March 5, 2021.  The return of the cash collateral will be proportionate to the quarterly loan repayments, resulting in net quarterly repayments of $278 commencing March 5, 2021.  The loan principal of $10,000 bears interest at 3.70% per annum, and the cash collateral of $7,500 bears interest from 1.97% to 2.40% per annum.